Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Series A redeemable convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Series A redeemable convertible preferred stock, shares authorized	0	2,000,000	2,000,000
Series A redeemable convertible preferred stock, shares issued	0	2,000,000	2,000,000
Series A redeemable convertible preferred stock, shares outstanding	0	2,000,000	2,000,000
Series A redeemable convertible preferred stock, liquidation value		$ 5,880,037
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	0	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	5,000,000	5,000,000
Common stock, shares issued	7,707,600	155,600	155,600
Common stock, shares outstanding	7,707,600	155,600	155,600